UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2015

Date of reporting period:	12/31/2014

Item 1.	Schedule of Investments

Prudential Jennison Small Company Fund, Inc.

Schedule of Investments

as of December 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS
Aerospace & Defense — 0.7%
Curtiss-Wright Corp.	332,911	$23,500,188

Airlines — 2.3%
Spirit Airlines, Inc.*	1,019,768	77,074,065

Auto Components — 0.2%
Dorman Products, Inc.*(a)	138,910	6,705,186

Banks — 11.4%
Bank of the Ozarks, Inc.	1,125,909	42,694,469
BankUnited, Inc.	1,083,971	31,402,640
BOK Financial Corp.	374,913	22,509,777
Columbia Banking System, Inc.	593,352	16,382,449
East West Bancorp, Inc.	1,980,810	76,677,155
First Republic Bank	763,139	39,774,805
Investors Bancorp, Inc.	1,546,437	17,358,755
Pinnacle Financial Partners, Inc.	786,682	31,105,406
Prosperity Bancshares, Inc.	617,007	34,157,508
Signature Bank*	351,041	44,217,124
Wintrust Financial Corp.	479,461	22,419,596

		378,699,684

Biotechnology — 3.3%
ACADIA Pharmaceuticals, Inc.*(a)	826,620	26,245,185
Flexion Therapeutics, Inc.*	485,322	9,798,651
KYTHERA Biopharmaceuticals, Inc.*(a)	793,427	27,516,049
Otonomy, Inc.*	23,136	771,123
Receptos, Inc.*	366,853	44,943,161

		109,274,169

Capital Markets — 1.2%
Artisan Partners Asset Management, Inc. (Class A Stock)	474,490	23,975,980
Moelis & Co. (Class A Stock)	467,667	16,335,608

		40,311,588

Commercial Services & Supplies — 2.5%
Mobile Mini, Inc.	1,135,239	45,988,532
West Corp.	1,091,541	36,020,853

		82,009,385

Construction & Engineering — 0.8%
Great Lakes Dredge & Dock Corp.*	3,193,969	27,340,375

Diversified Consumer Services — 0.5%
Houghton Mifflin Harcourt Co.*	819,889	16,979,901

Diversified Telecommunication Services — 1.2%
Cogent Communications Holdings, Inc.	294,818	10,433,609
Frontier Communications Corp.	4,270,130	28,481,767

		38,915,376

Electric Utilities — 1.8%
NRG Yield, Inc. (Class A Stock)	506,335	23,868,632
Portland General Electric Co.	447,020	16,910,767
Westar Energy, Inc.(a)	430,221	17,742,314

		58,521,713

Electrical Equipment — 0.4%
Polypore International, Inc.*	267,289	12,575,947

Electronic Equipment, Instruments & Components — 1.7%
Anixter International, Inc.*	482,517	42,683,454
FEI Co.	159,013	14,366,824

		57,050,278

Energy Equipment & Services — 1.1%
Dril-Quip, Inc.*	378,324	29,028,800
Superior Energy Services, Inc.	405,965	8,180,195

		37,208,995

Food & Staples Retailing — 2.0%
Fresh Market, Inc. (The)*(a)	394,632	16,258,838
Sprouts Farmers Market, Inc.*(a)	1,438,878	48,893,075

		65,151,913

Food Products — 4.0%
Adecoagro SA (Luxembourg)*	2,811,772	22,522,293
Darling Ingredients, Inc.*	1,350,618	24,527,223
Diamond Foods, Inc.*	12,369	349,177
Hain Celestial Group, Inc. (The)*	797,934	46,511,573
TreeHouse Foods, Inc.*	449,579	38,452,492

		132,362,758

Health Care Equipment & Supplies — 0.1%
Nevro Corp.*	49,926	1,930,638

Health Care Providers & Services — 7.1%
Air Methods Corp.*(a)	931,073	40,995,144
Amsurg Corp.*	513,821	28,121,423
Centene Corp.*	430,690	44,727,157
Envision Healthcare Holdings, Inc.*	282,208	9,789,796
Healthways, Inc.*(a)	656,432	13,049,868
Molina Healthcare, Inc.*(a)	625,175	33,465,618
MWI Veterinary Supply, Inc.*	178,089	30,259,102
Premier, Inc. (Class A Stock)*	536,002	17,972,147
Team Health Holdings, Inc.*	288,259	16,583,540

		234,963,795

Hotels, Restaurants & Leisure — 3.7%
Cheesecake Factory, Inc. (The)	367,398	18,483,793
Del Frisco’s Restaurant Group, Inc.*	910,243	21,609,169
Extended Stay America, Inc.	225,772	4,359,657
Pinnacle Entertainment, Inc.*	1,249,372	27,798,527
Vail Resorts, Inc.	576,565	52,542,369

		124,793,515

Insurance — 6.1%
Protective Life Corp.	368,137	25,640,742
Symetra Financial Corp.	2,312,123	53,294,435
W.R. Berkley Corp.	1,204,524	61,743,900
White Mountains Insurance Group Ltd.	97,295	61,306,553

		201,985,630

Internet & Catalog Retail — 0.3%
Wayfair, Inc. (Class A Stock)*(a)	595,689	11,824,427

Internet Software & Services — 1.2%
Cornerstone OnDemand, Inc.*(a)	534,862	18,827,143
Dealertrack Technologies, Inc.*	432,072	19,145,110
LendingClub Corp.*(a)	71,318	1,804,345

		39,776,598

IT Services — 3.2%
Global Payments, Inc.	669,855	54,077,394

Vantiv, Inc. (Class A Stock)*	1,532,903	51,996,070

		106,073,464

Life Sciences Tools & Services — 1.0%
Fluidigm Corp.*(a)	960,496	32,397,530

Machinery — 3.0%
CIRCOR International, Inc.	289,540	17,453,471
Crane Co.	464,987	27,294,737
NN, Inc.	707,034	14,536,619
Rexnord Corp.*	1,000,615	28,227,349
Terex Corp.	174,466	4,864,112
WABCO Holdings, Inc.*	66,033	6,918,938

		99,295,226

Media — 1.5%
Cinemark Holdings, Inc.	1,420,060	50,525,735

Metals & Mining — 0.8%
Constellium NV (Netherlands) (Class A Stock)*	724,761	11,907,823
McEwen Mining, Inc.*(a)	482,812	535,921
Reliance Steel & Aluminum Co.	260,028	15,931,916

		28,375,660

Multi-Utilities — 0.5%
Alliant Energy Corp.	262,182	17,414,128

Oil, Gas & Consumable Fuels — 5.2%
Cheniere Energy Partners LP Holdings LLC	1,411,345	31,797,603
PDC Energy, Inc.*	574,253	23,699,421
Rosetta Resources, Inc.*	1,124,811	25,094,534
SemGroup Corp. (Class A Stock)	593,311	40,576,539
Targa Resources Corp.	253,164	26,848,042
Western Refining, Inc.	355,621	13,435,361
Whiting Petroleum Corp.*	343,980	11,351,340

		172,802,840

Pharmaceuticals — 2.5%
Aerie Pharmaceuticals, Inc.*	559,823	16,341,233
Aratana Therapeutics, Inc.*	1,099,553	19,594,035
Pacira Pharmaceuticals, Inc.*(a)	517,071	45,843,515

		81,778,783

Professional Services — 1.6%
Corporate Executive Board Co. (The)	348,361	25,266,623
Korn/Ferry International*	804,738	23,144,265
TrueBlue, Inc.*	217,134	4,831,232

		53,242,120

Real Estate Investment Trusts (REITs) — 6.2%
Capstead Mortgage Corp.	2,038,929	25,038,048
Chimera Investment Corp.	5,012,752	15,940,551
Colony Financial, Inc.	1,287,522	30,668,774
Hersha Hospitality Trust	4,006,912	28,168,592
MFA Financial, Inc.	6,946,882	55,505,587
Pebblebrook Hotel Trust	555,817	25,361,930
Summit Hotel Properties, Inc.	2,173,127	27,033,700

		207,717,182

Real Estate Management & Development — 1.4%
Forest City Enterprises, Inc. (Class A Stock)*	2,177,196	46,374,275

Road & Rail — 1.1%
Heartland Express, Inc.	1,424,417	38,473,503

Semiconductors & Semiconductor Equipment — 3.2%
Cavium, Inc.*(a)	1,123,877	69,478,076
Power Integrations, Inc.	324,434	16,786,215
Semtech Corp.*	736,415	20,302,962

		106,567,253

Software — 4.1%
Fortinet, Inc.*	963,977	29,555,535
Qlik Technologies, Inc.*	1,486,766	45,926,201
SolarWinds, Inc.*	1,221,754	60,880,002

		136,361,738

Specialty Retail — 5.3%
Chico’s FAS, Inc.	801,028	12,984,664
DSW, Inc. (Class A Stock)	1,058,685	39,488,950
Mattress Firm Holding Corp.*(a)	1,082,309	62,860,507
Restoration Hardware Holdings, Inc.*(a)	236,127	22,670,553
Ulta Salon Cosmetics & Fragrance, Inc.*	298,300	38,134,672

		176,139,346

Textiles, Apparel & Luxury Goods — 2.2%
Deckers Outdoor Corp.*	515,169	46,900,986
G-III Apparel Group Ltd.*	256,266	25,885,428

		72,786,414

TOTAL LONG-TERM INVESTMENTS (cost $2,344,125,000)		3,205,281,321

SHORT-TERM INVESTMENT — 12.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $397,030,287; includes $277,257,929 of cash collateral for securities on loan)(b)(c)	397,030,287	397,030,287

TOTAL INVESTMENTS — 108.4% (cost $2,741,155,287)(d)		3,602,311,608
Liabilities in excess of other assets — (8.4)%		(278,852,992)

NET ASSETS — 100.0%		$3,323,458,616

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $268,883,600; cash collateral of $277,257,929 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$2,750,464,841

Appreciation	912,692,298
Depreciation	(60,845,531)

Net Unrealized Appreciation	$851,846,767

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$23,500,188	$—	$—
Airlines	77,074,065	—	—
Auto Components	6,705,186	—	—
Banks	378,699,684	—	—
Biotechnology	109,274,169	—	—
Capital Markets	40,311,588	—	—
Commercial Services & Supplies	82,009,385	—	—
Construction & Engineering	27,340,375	—	—
Diversified Consumer Services	16,979,901	—	—
Diversified Telecommunication Services	38,915,376	—	—
Electric Utilities	58,521,713	—	—
Electrical Equipment	12,575,947	—	—
Electronic Equipment, Instruments & Components	57,050,278	—	—
Energy Equipment & Services	37,208,995	—	—
Food & Staples Retailing	65,151,913	—	—
Food Products	132,362,758	—	—
Health Care Equipment & Supplies	1,930,638	—	—
Health Care Providers & Services	234,963,795	—	—
Hotels, Restaurants & Leisure	124,793,515	—	—
Insurance	201,985,630	—	—
Internet & Catalog Retail	11,824,427	—	—
Internet Software & Services	39,776,598	—	—
IT Services	106,073,464	—	—
Life Sciences Tools & Services	32,397,530	—	—
Machinery	99,295,226	—	—
Media	50,525,735	—	—
Metals & Mining	28,375,660	—	—
Multi-Utilities	17,414,128	—	—
Oil, Gas & Consumable Fuels	172,802,840	—	—
Pharmaceuticals	81,778,783	—	—
Professional Services	53,242,120	—	—
Real Estate Investment Trusts (REITs)	207,717,182	—	—
Real Estate Management & Development	46,374,275	—	—
Road & Rail	38,473,503	—	—
Semiconductors & Semiconductor Equipment	106,567,253	—	—
Software	136,361,738	—	—
Specialty Retail	176,139,346	—	—
Textiles, Apparel & Luxury Goods	72,786,414	—	—
Affiliated Money Market Mutual Fund	397,030,287	—	—

Total	$3,602,311,608	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date    February 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    February 19, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date    February 19, 2015

*	Print the name and title of each signing officer under his or her signature.